Cash and Cash Equivalents - Cash and Cash Equivalents (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Cash	226	109
Short-term investments:
Deposits with financial institutions		367
Total cash and cash equivalents	226	476	333	47